Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO Managed Accounts Trust
Entity Central Index Key	0001098605
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000013020
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series C
Trading Symbol	FXICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income SHares: Series C (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series C	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., including overweight exposure to the seven-year portion of the curve, contributed to relative performance, as yields fell.

  Long exposure to agency mortgage-backed securities ("MBS") contributed to relative performance, as agency MBS spreads tightened.

  Long exposure to securitized credit, including asset-backed securities and commercial MBS, contributed to relative performance, as the asset class outperformed the Portfolio's benchmark.

  Underweight exposure to investment-grade corporate credit detracted from relative performance, as spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the Taiwanese dollar, detracted from relative performance, as it appreciated relative to the U.S. dollar.

  Short exposure to developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series C	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,906	$10,138	$10,052
2/29/16	$9,659	$10,210	$10,136
3/31/16	$9,907	$10,303	$10,392
4/30/16	$9,937	$10,343	$10,519
5/31/16	$9,957	$10,345	$10,514
6/30/16	$9,987	$10,531	$10,754
7/31/16	$10,013	$10,598	$10,895
8/31/16	$10,029	$10,586	$10,916
9/30/16	$10,045	$10,580	$10,886
10/31/16	$10,101	$10,499	$10,793
11/30/16	$9,971	$10,250	$10,499
12/31/16	$10,084	$10,265	$10,563
1/31/17	$10,140	$10,285	$10,598
2/28/17	$10,256	$10,354	$10,716
3/31/17	$10,303	$10,349	$10,700
4/30/17	$10,402	$10,428	$10,807
5/31/17	$10,476	$10,509	$10,923
6/30/17	$10,521	$10,498	$10,952
7/31/17	$10,602	$10,543	$11,032
8/31/17	$10,696	$10,638	$11,124
9/30/17	$10,708	$10,587	$11,099
10/31/17	$10,709	$10,593	$11,137
11/30/17	$10,699	$10,580	$11,127
12/31/17	$10,733	$10,628	$11,215
1/31/18	$10,671	$10,506	$11,111
2/28/18	$10,597	$10,406	$10,943
3/31/18	$10,631	$10,473	$10,977
4/30/18	$10,588	$10,395	$10,877
5/31/18	$10,602	$10,469	$10,932
6/30/18	$10,615	$10,456	$10,880
7/31/18	$10,691	$10,459	$10,958
8/31/18	$10,727	$10,526	$11,014
9/30/18	$10,737	$10,458	$10,977
10/31/18	$10,685	$10,376	$10,824
11/30/18	$10,679	$10,438	$10,816
12/31/18	$10,755	$10,630	$10,979
1/31/19	$10,983	$10,742	$11,216
2/28/19	$11,049	$10,736	$11,240
3/31/19	$11,143	$10,942	$11,514
4/30/19	$11,262	$10,945	$11,571
5/31/19	$11,286	$11,139	$11,740
6/30/19	$11,447	$11,279	$12,006
7/31/19	$11,496	$11,304	$12,068
8/31/19	$11,647	$11,597	$12,445
9/30/19	$11,603	$11,535	$12,364
10/31/19	$11,682	$11,570	$12,434
11/30/19	$11,729	$11,564	$12,458
12/31/19	$11,742	$11,556	$12,493
1/31/20	$12,026	$11,778	$12,786
2/29/20	$12,169	$11,990	$12,960
3/31/20	$11,562	$11,920	$12,101
4/30/20	$11,962	$12,132	$12,654
5/31/20	$12,097	$12,188	$12,860
6/30/20	$12,335	$12,265	$13,095
7/31/20	$12,611	$12,448	$13,499
8/31/20	$12,573	$12,348	$13,328
9/30/20	$12,560	$12,341	$13,291
10/31/20	$12,477	$12,286	$13,262
11/30/20	$12,797	$12,406	$13,600
12/31/20	$12,889	$12,424	$13,662
1/31/21	$12,849	$12,334	$13,499
2/28/21	$12,649	$12,156	$13,265
3/31/21	$12,413	$12,005	$13,054
4/30/21	$12,613	$12,099	$13,192
5/31/21	$12,669	$12,139	$13,287
6/30/21	$12,821	$12,224	$13,487
7/31/21	$13,035	$12,361	$13,663
8/31/21	$13,032	$12,337	$13,630
9/30/21	$12,935	$12,231	$13,484
10/31/21	$12,909	$12,227	$13,513
11/30/21	$12,931	$12,263	$13,525
12/31/21	$12,933	$12,232	$13,514
1/31/22	$12,619	$11,968	$13,081
2/28/22	$12,413	$11,835	$12,834
3/31/22	$11,953	$11,506	$12,511
4/30/22	$11,406	$11,069	$11,856
5/31/22	$11,341	$11,141	$11,961
6/30/22	$11,020	$10,966	$11,648
7/31/22	$11,358	$11,234	$12,002
8/31/22	$11,037	$10,917	$11,663
9/30/22	$10,443	$10,445	$11,072
10/31/22	$10,289	$10,310	$10,958
11/30/22	$10,779	$10,689	$11,502
12/31/22	$10,769	$10,641	$11,452
1/31/23	$11,281	$10,968	$11,889
2/28/23	$11,041	$10,684	$11,531
3/31/23	$11,161	$10,956	$11,847
4/30/23	$11,236	$11,022	$11,941
5/31/23	$11,127	$10,902	$11,774
6/30/23	$11,138	$10,863	$11,811
7/31/23	$11,192	$10,856	$11,847
8/31/23	$11,134	$10,786	$11,761
9/30/23	$10,852	$10,512	$11,456
10/31/23	$10,660	$10,346	$11,252
11/30/23	$11,215	$10,815	$11,890
12/31/23	$11,667	$11,229	$12,389
1/31/24	$11,696	$11,198	$12,367
2/29/24	$11,607	$11,040	$12,189
3/31/24	$11,761	$11,142	$12,339
4/30/24	$11,532	$10,860	$12,032
5/31/24	$11,789	$11,044	$12,251
6/30/24	$11,903	$11,149	$12,332
7/31/24	$12,221	$11,409	$12,622
8/31/24	$12,406	$11,573	$12,818
9/30/24	$12,603	$11,728	$13,037
10/31/24	$12,283	$11,437	$12,722
11/30/24	$12,502	$11,558	$12,884
12/31/24	$12,281	$11,369	$12,641
1/31/25	$12,390	$11,430	$12,712
2/28/25	$12,721	$11,681	$12,970
3/31/25	$12,673	$11,685	$12,939
4/30/25	$12,655	$11,731	$12,947
5/31/25	$12,663	$11,647	$12,938
6/30/25	$12,908	$11,826	$13,175
7/31/25	$12,938	$11,795	$13,182
8/31/25	$13,116	$11,936	$13,321
9/30/25	$13,286	$12,067	$13,513
10/31/25	$13,393	$12,142	$13,572
11/30/25	$13,477	$12,217	$13,657
12/31/25	$13,537	$12,199	$13,631

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series C	10.23%	0.99%	3.08%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Credit Index	7.83%	(0.05%)	3.15%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 1,850,051,000
Holdings Count | Holding	666
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	584.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,850,051
# of Portfolio Holdings	666
Portfolio Turnover Rate	584%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	50.7%
Corporate Bonds & Notes	41.5%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	13.4%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	6.9%
Preferred Securities	1.4%
Municipal Bonds & Notes	0.7%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	2.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(45.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000133198
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series LD
Trading Symbol	FXIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income SHares: Series LD (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series LD	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly commercial mortgage-backed securities ("MBS") and non-agency MBS contributed to relative performance, as commercial MBS and non-agency MBS spreads tightened.

  Holdings of agency MBS contributed to relative performance, as agency MBS spreads tightened.

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Underweight U.S. duration positioning relative to the benchmark, primarily in SOFR futures, detracted from relative performance, as U.S. interest rates fell.

  Overweight Australia duration positioning detracted from relative performance, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series LD	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index	50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,921	$10,138	$10,061	$10,062
2/29/16	$9,823	$10,210	$10,072	$10,092
3/31/16	$9,917	$10,303	$10,090	$10,180
4/30/16	$10,014	$10,343	$10,094	$10,219
5/31/16	$10,110	$10,345	$10,083	$10,210
6/30/16	$10,088	$10,531	$10,143	$10,315
7/31/16	$10,202	$10,598	$10,138	$10,346
8/31/16	$10,273	$10,586	$10,121	$10,339
9/30/16	$10,321	$10,580	$10,132	$10,349
10/31/16	$10,405	$10,499	$10,126	$10,329
11/30/16	$10,361	$10,250	$10,085	$10,215
12/31/16	$10,417	$10,265	$10,088	$10,228
1/31/17	$10,450	$10,285	$10,101	$10,254
2/28/17	$10,499	$10,354	$10,112	$10,296
3/31/17	$10,551	$10,349	$10,115	$10,300
4/30/17	$10,586	$10,428	$10,129	$10,346
5/31/17	$10,603	$10,509	$10,141	$10,387
6/30/17	$10,687	$10,498	$10,132	$10,380
7/31/17	$10,699	$10,543	$10,154	$10,426
8/31/17	$10,691	$10,638	$10,173	$10,465
9/30/17	$10,778	$10,587	$10,157	$10,443
10/31/17	$10,844	$10,593	$10,150	$10,449
11/30/17	$10,857	$10,580	$10,130	$10,422
12/31/17	$10,797	$10,628	$10,131	$10,436
1/31/18	$10,808	$10,506	$10,102	$10,381
2/28/18	$10,847	$10,406	$10,098	$10,342
3/31/18	$10,790	$10,473	$10,118	$10,358
4/30/18	$10,854	$10,395	$10,102	$10,326
5/31/18	$10,855	$10,469	$10,139	$10,372
6/30/18	$10,888	$10,456	$10,140	$10,365
7/31/18	$10,940	$10,459	$10,140	$10,384
8/31/18	$10,950	$10,526	$10,172	$10,431
9/30/18	$11,035	$10,458	$10,160	$10,413
10/31/18	$11,063	$10,376	$10,176	$10,399
11/30/18	$10,980	$10,438	$10,211	$10,421
12/31/18	$10,912	$10,630	$10,291	$10,519
1/31/19	$10,974	$10,742	$10,319	$10,617
2/28/19	$11,110	$10,736	$10,330	$10,641
3/31/19	$11,107	$10,942	$10,393	$10,757
4/30/19	$11,210	$10,945	$10,414	$10,791
5/31/19	$11,151	$11,139	$10,488	$10,886
6/30/19	$11,168	$11,279	$10,542	$10,995
7/31/19	$11,215	$11,304	$10,530	$11,000
8/31/19	$11,212	$11,597	$10,615	$11,139
9/30/19	$11,246	$11,535	$10,603	$11,120
10/31/19	$11,289	$11,570	$10,638	$11,171
11/30/19	$11,311	$11,564	$10,634	$11,170
12/31/19	$11,332	$11,556	$10,657	$11,203
1/31/20	$11,499	$11,778	$10,715	$11,314
2/29/20	$11,614	$11,990	$10,808	$11,421
3/31/20	$10,894	$11,920	$10,956	$11,230
4/30/20	$11,228	$12,132	$10,961	$11,426
5/31/20	$11,379	$12,188	$10,968	$11,525
6/30/20	$11,665	$12,265	$10,971	$11,609
7/31/20	$11,747	$12,448	$10,982	$11,695
8/31/20	$11,812	$12,348	$10,979	$11,694
9/30/20	$11,879	$12,341	$10,982	$11,687
10/31/20	$12,004	$12,286	$10,978	$11,685
11/30/20	$11,952	$12,406	$10,983	$11,750
12/31/20	$12,044	$12,424	$10,988	$11,780
1/31/21	$12,140	$12,334	$10,989	$11,761
2/28/21	$12,157	$12,156	$10,981	$11,709
3/31/21	$12,175	$12,005	$10,983	$11,655
4/30/21	$12,194	$12,099	$10,988	$11,698
5/31/21	$12,207	$12,139	$10,996	$11,733
6/30/21	$12,183	$12,224	$10,979	$11,744
7/31/21	$12,196	$12,361	$10,997	$11,799
8/31/21	$12,217	$12,337	$10,996	$11,788
9/30/21	$12,267	$12,231	$10,985	$11,752
10/31/21	$12,152	$12,227	$10,952	$11,702
11/30/21	$12,114	$12,263	$10,954	$11,694
12/31/21	$12,090	$12,232	$10,927	$11,687
1/31/22	$11,996	$11,968	$10,855	$11,543
2/28/22	$11,857	$11,835	$10,815	$11,462
3/31/22	$11,649	$11,506	$10,671	$11,251
4/30/22	$11,711	$11,069	$10,620	$11,073
5/31/22	$11,700	$11,141	$10,679	$11,153
6/30/22	$11,539	$10,966	$10,617	$11,017
7/31/22	$11,486	$11,234	$10,653	$11,161
8/31/22	$11,537	$10,917	$10,576	$11,006
9/30/22	$11,478	$10,445	$10,451	$10,767
10/31/22	$11,355	$10,310	$10,441	$10,739
11/30/22	$11,280	$10,689	$10,507	$10,936
12/31/22	$11,421	$10,641	$10,528	$10,943
1/31/23	$11,448	$10,968	$10,600	$11,109
2/28/23	$11,514	$10,684	$10,524	$10,963
3/31/23	$11,516	$10,956	$10,692	$11,163
4/30/23	$11,581	$11,022	$10,719	$11,219
5/31/23	$11,597	$10,902	$10,682	$11,158
6/30/23	$11,553	$10,863	$10,630	$11,117
7/31/23	$11,671	$10,856	$10,668	$11,166
8/31/23	$11,767	$10,786	$10,710	$11,181
9/30/23	$11,879	$10,512	$10,709	$11,107
10/31/23	$12,004	$10,346	$10,745	$11,087
11/30/23	$12,024	$10,815	$10,854	$11,338
12/31/23	$12,115	$11,229	$10,976	$11,556
1/31/24	$12,216	$11,198	$11,018	$11,589
2/29/24	$12,233	$11,040	$10,973	$11,514
3/31/24	$12,296	$11,142	$11,009	$11,585
4/30/24	$12,320	$10,860	$10,973	$11,488
5/31/24	$12,371	$11,044	$11,048	$11,607
6/30/24	$12,445	$11,149	$11,112	$11,682
7/31/24	$12,565	$11,409	$11,239	$11,864
8/31/24	$12,657	$11,573	$11,340	$11,993
9/30/24	$12,745	$11,728	$11,431	$12,117
10/31/24	$12,738	$11,437	$11,364	$11,988
11/30/24	$12,774	$11,558	$11,398	$12,055
12/31/24	$12,940	$11,369	$11,424	$12,025
1/31/25	$13,052	$11,430	$11,474	$12,088
2/28/25	$13,078	$11,681	$11,552	$12,213
3/31/25	$13,161	$11,685	$11,606	$12,260
4/30/25	$13,220	$11,731	$11,698	$12,348
5/31/25	$13,239	$11,647	$11,673	$12,342
6/30/25	$13,295	$11,826	$11,743	$12,460
7/31/25	$13,333	$11,795	$11,737	$12,462
8/31/25	$13,522	$11,936	$11,838	$12,590
9/30/25	$13,515	$12,067	$11,874	$12,653
10/31/25	$13,571	$12,142	$11,914	$12,699
11/30/25	$13,635	$12,217	$11,968	$12,772
12/31/25	$13,722	$12,199	$12,007	$12,804

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series LD	6.05%	2.64%	3.21%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
ICE BofA 1-3 Year U.S. Treasury Index	5.10%	1.79%	1.85%
50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index	6.48%	1.68%	2.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 58,766,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	348.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$58,766
# of Portfolio Holdings	457
Portfolio Turnover Rate	348%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.7%
Asset-Backed Securities	35.3%
Corporate Bonds & Notes	33.6%
Non-Agency Mortgage-Backed Securities	13.3%
Sovereign Issues	3.9%
U.S. Treasury Obligations	2.8%
Short-Term Instruments	0.4%
Affiliated Investments	5.4%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(43.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000013019
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series M
Trading Symbol	FXIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income SHares: Series M (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series M	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., including overweight exposure to the seven-year portion of the curve, contributed to relative performance, as yields fell.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as non-agency residential MBS spreads tightened.

  Long exposure to agency MBS contributed to relative performance, as agency MBS spreads tightened.

  Underweight exposure to investment-grade corporate credit detracted from relative performance, as spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the Taiwanese dollar, detracted from relative performance, as it appreciated relative to the U.S. dollar.

  Curve positioning in Australia, including long exposure to the ten-year portion of the curve, detracted from relative performance, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series M	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,105	$10,138	$10,052
2/29/16	$10,175	$10,210	$10,136
3/31/16	$10,381	$10,303	$10,392
4/30/16	$10,526	$10,343	$10,519
5/31/16	$10,681	$10,345	$10,514
6/30/16	$10,991	$10,531	$10,754
7/31/16	$11,314	$10,598	$10,895
8/31/16	$11,345	$10,586	$10,916
9/30/16	$11,376	$10,580	$10,886
10/31/16	$11,266	$10,499	$10,793
11/30/16	$10,814	$10,250	$10,499
12/31/16	$10,878	$10,265	$10,563
1/31/17	$10,967	$10,285	$10,598
2/28/17	$11,144	$10,354	$10,716
3/31/17	$11,203	$10,349	$10,700
4/30/17	$11,343	$10,428	$10,807
5/31/17	$11,519	$10,509	$10,923
6/30/17	$11,542	$10,498	$10,952
7/31/17	$11,673	$10,543	$11,032
8/31/17	$11,886	$10,638	$11,124
9/30/17	$11,876	$10,587	$11,099
10/31/17	$11,878	$10,593	$11,137
11/30/17	$11,869	$10,580	$11,127
12/31/17	$11,922	$10,628	$11,215
1/31/18	$11,807	$10,506	$11,111
2/28/18	$11,760	$10,406	$10,943
3/31/18	$11,857	$10,473	$10,977
4/30/18	$11,788	$10,395	$10,877
5/31/18	$11,884	$10,469	$10,932
6/30/18	$11,912	$10,456	$10,880
7/31/18	$11,950	$10,459	$10,958
8/31/18	$12,027	$10,526	$11,014
9/30/18	$12,027	$10,458	$10,977
10/31/18	$11,984	$10,376	$10,824
11/30/18	$11,980	$10,438	$10,816
12/31/18	$12,187	$10,630	$10,979
1/31/19	$12,333	$10,742	$11,216
2/28/19	$12,395	$10,736	$11,240
3/31/19	$12,538	$10,942	$11,514
4/30/19	$12,647	$10,945	$11,571
5/31/19	$12,773	$11,139	$11,740
6/30/19	$12,894	$11,279	$12,006
7/31/19	$12,976	$11,304	$12,068
8/31/19	$13,156	$11,597	$12,445
9/30/19	$13,134	$11,535	$12,364
10/31/19	$13,188	$11,570	$12,434
11/30/19	$13,206	$11,564	$12,458
12/31/19	$13,211	$11,556	$12,493
1/31/20	$13,467	$11,778	$12,786
2/29/20	$13,642	$11,990	$12,960
3/31/20	$12,697	$11,920	$12,101
4/30/20	$13,161	$12,132	$12,654
5/31/20	$13,400	$12,188	$12,860
6/30/20	$13,704	$12,265	$13,095
7/31/20	$13,998	$12,448	$13,499
8/31/20	$14,059	$12,348	$13,328
9/30/20	$14,121	$12,341	$13,291
10/31/20	$14,055	$12,286	$13,262
11/30/20	$14,282	$12,406	$13,600
12/31/20	$14,416	$12,424	$13,662
1/31/21	$14,405	$12,334	$13,499
2/28/21	$14,316	$12,156	$13,265
3/31/21	$14,202	$12,005	$13,054
4/30/21	$14,350	$12,099	$13,192
5/31/21	$14,427	$12,139	$13,287
6/30/21	$14,563	$12,224	$13,487
7/31/21	$14,714	$12,361	$13,663
8/31/21	$14,726	$12,337	$13,630
9/30/21	$14,656	$12,231	$13,484
10/31/21	$14,558	$12,227	$13,513
11/30/21	$14,613	$12,263	$13,525
12/31/21	$14,625	$12,232	$13,514
1/31/22	$14,366	$11,968	$13,081
2/28/22	$14,191	$11,835	$12,834
3/31/22	$13,731	$11,506	$12,511
4/30/22	$13,212	$11,069	$11,856
5/31/22	$13,179	$11,141	$11,961
6/30/22	$12,872	$10,966	$11,648
7/31/22	$13,171	$11,234	$12,002
8/31/22	$12,852	$10,917	$11,663
9/30/22	$12,345	$10,445	$11,072
10/31/22	$12,166	$10,310	$10,958
11/30/22	$12,443	$10,689	$11,502
12/31/22	$12,432	$10,641	$11,452
1/31/23	$12,790	$10,968	$11,889
2/28/23	$12,708	$10,684	$11,531
3/31/23	$12,754	$10,956	$11,847
4/30/23	$12,854	$11,022	$11,941
5/31/23	$12,884	$10,902	$11,774
6/30/23	$12,887	$10,863	$11,811
7/31/23	$12,945	$10,856	$11,847
8/31/23	$12,934	$10,786	$11,761
9/30/23	$12,677	$10,512	$11,456
10/31/23	$12,431	$10,346	$11,252
11/30/23	$13,011	$10,815	$11,890
12/31/23	$13,550	$11,229	$12,389
1/31/24	$13,599	$11,198	$12,367
2/29/24	$13,522	$11,040	$12,189
3/31/24	$13,702	$11,142	$12,339
4/30/24	$13,404	$10,860	$12,032
5/31/24	$13,657	$11,044	$12,251
6/30/24	$13,834	$11,149	$12,332
7/31/24	$14,197	$11,409	$12,622
8/31/24	$14,433	$11,573	$12,818
9/30/24	$14,611	$11,728	$13,037
10/31/24	$14,353	$11,437	$12,722
11/30/24	$14,602	$11,558	$12,884
12/31/24	$14,372	$11,369	$12,641
1/31/25	$14,490	$11,430	$12,712
2/28/25	$14,906	$11,681	$12,970
3/31/25	$14,925	$11,685	$12,939
4/30/25	$14,914	$11,731	$12,947
5/31/25	$14,852	$11,647	$12,938
6/30/25	$15,160	$11,826	$13,175
7/31/25	$15,127	$11,795	$13,182
8/31/25	$15,357	$11,936	$13,321
9/30/25	$15,615	$12,067	$13,513
10/31/25	$15,831	$12,142	$13,572
11/30/25	$15,967	$12,217	$13,657
12/31/25	$15,900	$12,199	$13,631

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series M	10.63%	1.98%	4.75%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Credit Index	7.83%	(0.05%)	3.15%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 1,839,429,000
Holdings Count | Holding	1,199
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	606.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,839,429
# of Portfolio Holdings	1,199
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.5%
Corporate Bonds & Notes	34.2%
Asset-Backed Securities	28.8%
Non-Agency Mortgage-Backed Securities	14.9%
Sovereign Issues	9.0%
U.S. Treasury Obligations	8.8%
Preferred Securities	1.0%
Municipal Bonds & Notes	0.6%
Loan Participations and Assignments	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	1.4%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(44.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000013021
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series R
Trading Symbol	FXIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income SHares: Series R (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series R	$414	3.92%

Expenses Paid, Amount	$ 414
Expense Ratio, Percent	3.92%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S., including a yield curve steepening position and short exposure to swap spreads, contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  Eurozone yield curve positioning, specifically long exposure to intermediate maturities combined with short exposure to long-term maturities, contributed to relative performance, as the eurozone yield curve steepened.

  Exposure to securitized assets, including collateralized loan obligations and U.S. agency mortgage-backed securities, contributed to relative performance, as spreads broadly tightened across these sectors.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  Short exposure to gold, which is part of a broader relative value trade between gold and real yields, detracted from relative performance, as gold returns were positive.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series R	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index	ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$10,022	$10,138	$10,148	$10,182
2/29/16	$9,933	$10,210	$10,261	$10,348
3/31/16	$10,302	$10,303	$10,446	$10,514
4/30/16	$10,427	$10,343	$10,482	$10,566
5/31/16	$10,331	$10,345	$10,408	$10,470
6/30/16	$10,537	$10,531	$10,624	$10,696
7/31/16	$10,669	$10,598	$10,716	$10,769
8/31/16	$10,644	$10,586	$10,668	$10,695
9/30/16	$10,763	$10,580	$10,727	$10,778
10/31/16	$10,723	$10,499	$10,684	$10,728
11/30/16	$10,530	$10,250	$10,479	$10,476
12/31/16	$10,568	$10,265	$10,468	$10,456
1/31/17	$10,697	$10,285	$10,556	$10,551
2/28/17	$10,773	$10,354	$10,606	$10,608
3/31/17	$10,801	$10,349	$10,600	$10,599
4/30/17	$10,838	$10,428	$10,663	$10,696
5/31/17	$10,853	$10,509	$10,659	$10,698
6/30/17	$10,751	$10,498	$10,557	$10,575
7/31/17	$10,831	$10,543	$10,605	$10,651
8/31/17	$10,959	$10,638	$10,717	$10,777
9/30/17	$10,915	$10,587	$10,649	$10,674
10/31/17	$10,963	$10,593	$10,671	$10,696
11/30/17	$10,992	$10,580	$10,685	$10,707
12/31/17	$11,114	$10,628	$10,783	$10,803
1/31/18	$11,040	$10,506	$10,691	$10,675
2/28/18	$10,914	$10,406	$10,587	$10,565
3/31/18	$11,026	$10,473	$10,698	$10,688
4/30/18	$11,020	$10,395	$10,692	$10,670
5/31/18	$11,011	$10,469	$10,737	$10,725
6/30/18	$11,111	$10,456	$10,780	$10,773
7/31/18	$11,095	$10,459	$10,729	$10,705
8/31/18	$11,126	$10,526	$10,806	$10,799
9/30/18	$11,013	$10,458	$10,692	$10,664
10/31/18	$10,769	$10,376	$10,539	$10,529
11/30/18	$10,793	$10,438	$10,589	$10,598
12/31/18	$10,834	$10,630	$10,647	$10,661
1/31/19	$11,108	$10,742	$10,790	$10,845
2/28/19	$11,114	$10,736	$10,789	$10,843
3/31/19	$11,394	$10,942	$10,987	$11,076
4/30/19	$11,428	$10,945	$11,024	$11,114
5/31/19	$11,650	$11,139	$11,206	$11,320
6/30/19	$11,733	$11,279	$11,302	$11,457
7/31/19	$11,781	$11,304	$11,342	$11,499
8/31/19	$11,994	$11,597	$11,612	$11,776
9/30/19	$11,875	$11,535	$11,454	$11,583
10/31/19	$11,884	$11,570	$11,483	$11,625
11/30/19	$11,935	$11,564	$11,501	$11,611
12/31/19	$12,036	$11,556	$11,544	$11,670
1/31/20	$12,383	$11,778	$11,787	$11,950
2/29/20	$12,498	$11,990	$11,950	$12,110
3/31/20	$12,178	$11,920	$11,740	$11,912
4/30/20	$12,714	$12,132	$12,066	$12,265
5/31/20	$12,805	$12,188	$12,103	$12,313
6/30/20	$13,050	$12,265	$12,238	$12,474
7/31/20	$13,515	$12,448	$12,519	$12,756
8/31/20	$13,683	$12,348	$12,656	$12,966
9/30/20	$13,616	$12,341	$12,609	$12,907
10/31/20	$13,526	$12,286	$12,528	$12,812
11/30/20	$13,785	$12,406	$12,668	$12,928
12/31/20	$14,033	$12,424	$12,813	$13,102
1/31/21	$14,124	$12,334	$12,856	$13,168
2/28/21	$13,757	$12,156	$12,649	$12,828
3/31/21	$13,722	$12,005	$12,625	$12,840
4/30/21	$13,992	$12,099	$12,801	$13,076
5/31/21	$14,207	$12,139	$12,956	$13,216
6/30/21	$14,313	$12,224	$13,035	$13,298
7/31/21	$14,816	$12,361	$13,382	$13,754
8/31/21	$14,774	$12,337	$13,359	$13,725
9/30/21	$14,597	$12,231	$13,263	$13,564
10/31/21	$14,714	$12,227	$13,414	$13,717
11/30/21	$14,869	$12,263	$13,534	$13,827
12/31/21	$15,041	$12,232	$13,577	$13,916
1/31/22	$14,541	$11,968	$13,302	$13,596
2/28/22	$14,617	$11,835	$13,416	$13,724
3/31/22	$14,393	$11,506	$13,166	$13,505
4/30/22	$13,921	$11,069	$12,897	$13,082
5/31/22	$13,671	$11,141	$12,769	$12,975
6/30/22	$13,034	$10,966	$12,365	$12,502
7/31/22	$13,865	$11,234	$12,903	$13,231
8/31/22	$13,342	$10,917	$12,560	$12,812
9/30/22	$11,961	$10,445	$11,729	$11,719
10/31/22	$12,233	$10,310	$11,875	$11,850
11/30/22	$12,595	$10,689	$12,092	$12,159
12/31/22	$12,440	$10,641	$11,968	$11,970
1/31/23	$12,737	$10,968	$12,188	$12,291
2/28/23	$12,440	$10,684	$12,020	$12,004
3/31/23	$12,878	$10,956	$12,368	$12,496
4/30/23	$12,889	$11,022	$12,381	$12,499
5/31/23	$12,640	$10,902	$12,233	$12,300
6/30/23	$12,600	$10,863	$12,192	$12,208
7/31/23	$12,647	$10,856	$12,207	$12,234
8/31/23	$12,423	$10,786	$12,098	$12,034
9/30/23	$12,095	$10,512	$11,875	$11,724
10/31/23	$11,945	$10,346	$11,789	$11,584
11/30/23	$12,434	$10,815	$12,109	$11,978
12/31/23	$12,820	$11,229	$12,435	$12,372
1/31/24	$12,916	$11,198	$12,457	$12,441
2/29/24	$12,739	$11,040	$12,323	$12,227
3/31/24	$12,852	$11,142	$12,424	$12,337
4/30/24	$12,535	$10,860	$12,215	$12,063
5/31/24	$12,858	$11,044	$12,424	$12,299
6/30/24	$12,962	$11,149	$12,522	$12,417
7/31/24	$13,341	$11,409	$12,745	$12,704
8/31/24	$13,488	$11,573	$12,845	$12,809
9/30/24	$13,737	$11,728	$13,038	$13,020
10/31/24	$13,329	$11,437	$12,804	$12,684
11/30/24	$13,454	$11,558	$12,866	$12,750
12/31/24	$13,121	$11,369	$12,663	$12,479
1/31/25	$13,367	$11,430	$12,827	$12,667
2/28/25	$13,792	$11,681	$13,106	$12,999
3/31/25	$13,942	$11,685	$13,190	$13,129
4/30/25	$13,888	$11,731	$13,206	$13,115
5/31/25	$13,797	$11,647	$13,128	$13,064
6/30/25	$14,057	$11,826	$13,254	$13,236
7/31/25	$14,080	$11,795	$13,270	$13,252
8/31/25	$14,465	$11,936	$13,474	$13,531
9/30/25	$14,527	$12,067	$13,532	$13,569
10/31/25	$14,655	$12,142	$13,580	$13,618
11/30/25	$14,686	$12,217	$13,605	$13,690
12/31/25	$14,590	$12,199	$13,550	$13,589

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series R	11.20%	0.78%	3.85%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%
ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index	8.90%	0.73%	3.11%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 164,652,000
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$164,652
# of Portfolio Holdings	470
Portfolio Turnover Rate	157%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	142.7%
U.S. Government Agencies	40.6%
Asset-Backed Securities	14.7%
Sovereign Issues	8.5%
Corporate Bonds & Notes	2.3%
Non-Agency Mortgage-Backed Securities	0.8%
Short-Term Instruments	3.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(113.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000114641
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series TE
Trading Symbol	FXIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income SHares: Series TE (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series TE	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance, as the sector underperformed the broader high yield municipal market.

  Overweight exposure to the housing sector contributed to relative performance, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the industrial revenue sector contributed to relative performance, as the sector underperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the education sector detracted from relative performance, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the healthcare sector detracted from relative performance, as the sector outperformed the broader high yield municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series TE	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index	50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$10,065	$10,119	$10,057	$10,104
2/29/16	$10,062	$10,135	$10,167	$10,164
3/31/16	$10,127	$10,167	$10,274	$10,232
4/30/16	$10,223	$10,242	$10,337	$10,305
5/31/16	$10,249	$10,270	$10,473	$10,374
6/30/16	$10,448	$10,433	$10,798	$10,622
7/31/16	$10,444	$10,440	$10,869	$10,661
8/31/16	$10,502	$10,454	$10,908	$10,685
9/30/16	$10,480	$10,401	$10,937	$10,684
10/31/16	$10,342	$10,292	$10,801	$10,553
11/30/16	$9,950	$9,908	$10,159	$10,002
12/31/16	$10,040	$10,025	$10,299	$10,143
1/31/17	$10,117	$10,091	$10,443	$10,252
2/28/17	$10,189	$10,161	$10,692	$10,410
3/31/17	$10,243	$10,183	$10,717	$10,439
4/30/17	$10,356	$10,257	$10,789	$10,524
5/31/17	$10,534	$10,420	$10,954	$10,699
6/30/17	$10,547	$10,382	$10,930	$10,666
7/31/17	$10,661	$10,466	$11,002	$10,751
8/31/17	$10,797	$10,546	$11,154	$10,863
9/30/17	$10,778	$10,492	$11,094	$10,803
10/31/17	$10,818	$10,518	$11,124	$10,829
11/30/17	$10,787	$10,462	$11,152	$10,795
12/31/17	$10,905	$10,571	$11,297	$10,930
1/31/18	$10,829	$10,447	$11,191	$10,795
2/28/18	$10,776	$10,415	$11,199	$10,775
3/31/18	$10,788	$10,454	$11,363	$10,873
4/30/18	$10,788	$10,416	$11,414	$10,885
5/31/18	$10,929	$10,536	$11,653	$11,057
6/30/18	$10,953	$10,545	$11,711	$11,088
7/31/18	$11,008	$10,570	$11,752	$11,129
8/31/18	$11,024	$10,597	$11,846	$11,191
9/30/18	$10,979	$10,529	$11,800	$11,134
10/31/18	$10,893	$10,464	$11,652	$11,032
11/30/18	$10,943	$10,580	$11,734	$11,142
12/31/18	$11,011	$10,707	$11,835	$11,266
1/31/19	$11,090	$10,787	$11,914	$11,365
2/28/19	$11,182	$10,845	$11,978	$11,427
3/31/19	$11,352	$11,017	$12,288	$11,659
4/30/19	$11,399	$11,058	$12,357	$11,708
5/31/19	$11,583	$11,211	$12,557	$11,890
6/30/19	$11,627	$11,252	$12,623	$11,943
7/31/19	$11,706	$11,343	$12,702	$12,033
8/31/19	$11,901	$11,521	$13,008	$12,270
9/30/19	$11,844	$11,429	$12,981	$12,198
10/31/19	$11,867	$11,450	$13,009	$12,220
11/30/19	$11,903	$11,478	$13,059	$12,258
12/31/19	$11,938	$11,513	$13,098	$12,301
1/31/20	$12,146	$11,720	$13,421	$12,571
2/29/20	$12,342	$11,871	$13,704	$12,778
3/31/20	$11,761	$11,441	$12,197	$11,856
4/30/20	$11,610	$11,297	$11,785	$11,596
5/31/20	$11,983	$11,656	$12,266	$12,022
6/30/20	$12,263	$11,752	$12,752	$12,299
7/31/20	$12,500	$11,950	$13,099	$12,576
8/31/20	$12,451	$11,894	$13,133	$12,558
9/30/20	$12,404	$11,897	$13,146	$12,567
10/31/20	$12,380	$11,861	$13,169	$12,558
11/30/20	$12,627	$12,040	$13,486	$12,802
12/31/20	$12,796	$12,113	$13,739	$12,962
1/31/21	$12,924	$12,191	$14,025	$13,134
2/28/21	$12,722	$11,997	$13,878	$12,954
3/31/21	$12,796	$12,071	$14,029	$13,061
4/30/21	$12,919	$12,172	$14,234	$13,208
5/31/21	$12,989	$12,208	$14,397	$13,294
6/30/21	$13,062	$12,242	$14,580	$13,391
7/31/21	$13,160	$12,344	$14,755	$13,535
8/31/21	$13,123	$12,298	$14,732	$13,507
9/30/21	$13,050	$12,209	$14,636	$13,407
10/31/21	$13,025	$12,174	$14,576	$13,353
11/30/21	$13,149	$12,277	$14,768	$13,488
12/31/21	$13,185	$12,297	$14,806	$13,521
1/31/22	$12,862	$11,961	$14,391	$13,136
2/28/22	$12,764	$11,918	$14,358	$13,100
3/31/22	$12,406	$11,531	$13,839	$12,658
4/30/22	$12,077	$11,212	$13,348	$12,266
5/31/22	$12,219	$11,379	$13,494	$12,432
6/30/22	$11,923	$11,193	$13,063	$12,166
7/31/22	$12,305	$11,488	$13,551	$12,571
8/31/22	$12,046	$11,237	$13,249	$12,316
9/30/22	$11,524	$10,805	$12,433	$11,718
10/31/22	$11,376	$10,715	$12,178	$11,567
11/30/22	$11,893	$11,217	$12,887	$12,145
12/31/22	$11,879	$11,249	$12,866	$12,186
1/31/23	$12,269	$11,572	$13,437	$12,621
2/28/23	$12,006	$11,310	$13,015	$12,297
3/31/23	$12,186	$11,561	$13,218	$12,521
4/30/23	$12,309	$11,535	$13,294	$12,543
5/31/23	$12,280	$11,435	$13,202	$12,430
6/30/23	$12,463	$11,549	$13,436	$12,587
7/31/23	$12,510	$11,595	$13,524	$12,657
8/31/23	$12,402	$11,428	$13,319	$12,475
9/30/23	$12,097	$11,093	$12,866	$12,091
10/31/23	$11,907	$10,999	$12,660	$11,957
11/30/23	$12,668	$11,697	$13,641	$12,760
12/31/23	$13,036	$11,969	$14,051	$13,100
1/31/24	$13,129	$11,908	$13,986	$13,036
2/29/24	$13,275	$11,923	$14,096	$13,091
3/31/24	$13,332	$11,923	$14,263	$13,163
4/30/24	$13,198	$11,775	$14,175	$13,034
5/31/24	$13,298	$11,740	$14,283	$13,006
6/30/24	$13,500	$11,920	$14,632	$13,263
7/31/24	$13,664	$12,029	$14,793	$13,389
8/31/24	$13,778	$12,124	$14,967	$13,529
9/30/24	$13,955	$12,244	$15,102	$13,651
10/31/24	$13,758	$12,065	$14,872	$13,434
11/30/24	$13,983	$12,274	$15,191	$13,680
12/31/24	$13,757	$12,095	$14,939	$13,486
1/31/25	$13,867	$12,156	$15,052	$13,593
2/28/25	$14,046	$12,276	$15,240	$13,758
3/31/25	$13,855	$12,068	$15,061	$13,559
4/30/25	$13,739	$11,971	$14,792	$13,388
5/31/25	$13,710	$11,978	$14,803	$13,436
6/30/25	$13,809	$12,053	$14,889	$13,534
7/31/25	$13,709	$12,029	$14,665	$13,440
8/31/25	$13,842	$12,133	$14,743	$13,537
9/30/25	$14,293	$12,414	$15,132	$13,850
10/31/25	$14,477	$12,568	$15,284	$14,004
11/30/25	$14,517	$12,597	$15,343	$14,050
12/31/25	$14,518	$12,608	$15,306	$14,050

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series TE	5.53%	2.56%	3.80%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg High Yield Municipal Bond Index	2.46%	2.18%	4.35%
50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index	4.18%	1.63%	3.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 257,467,000
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$257,467
# of Portfolio Holdings	350
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Municipal Bonds & Notes	86.9%
Loan Participations and Assignments	3.7%
U.S. Government Agencies	2.7%
Corporate Bonds & Notes	0.3%
Short-Term Instruments	0.1%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]